Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000249919 [Member] | U S Treasury Bill 4 31 05 20 25 [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%	[1]
C000249919 [Member] | U S Treasury Bill 4 30 05 06 25 [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[1]
C000249919 [Member] | U S Treasury Bill 4 31 05 27 25 [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%	[1]
C000249919 [Member] | JPMorgan Chase And Co 3 90 07 15 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000249919 [Member] | Morgan Stanley 4 00 07 23 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000249919 [Member] | Bank of America Corp 3 88 08 01 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000249919 [Member] | UnitedHealth Group Inc 3 75 07 15 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000249919 [Member] | Canadian Imperial Bank of Commerce 3 95 08 04 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000249919 [Member] | Walmart Inc 3 90 09 09 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000249919 [Member] | American Express Co 3 95 08 01 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000249919 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	84.40%	[1]
C000249919 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[1]
C000257655 [Member] | U S Treasury Bill 4 33 05 08 25 [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%	[2]
C000257655 [Member] | U S Treasury Bill 5 08 06 12 25 [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%	[2]
C000257655 [Member] | U S Treasury Bill 4 30 07 10 25 [Member]
Holdings [Line Items]
Percent of Total Investments	33.20%	[2]
C000257655 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.40%	[2]
C000257655 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[2]
C000257655 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000257655 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)	[2]
C000257655 [Member] | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]

[1]	Excludes money market funds.
[2]	Excludes money market funds.